Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 26,133	$ 7,077
Restricted cash	1,314	1,216
Trade accounts receivable	1,191	1,455
Inventories	1,605	1,729
Prepaid expenses and other current assets	812	1,072
Total current assets	31,055	12,549
Fixed assets, net	23,950	19,560
Intangibles, net	8,912	11,178
Other assets, net	2,645	667
Total assets	66,562	43,954
Current liabilities:
Accounts payable	6,038	6,994
Accrued expenses	3,260	3,478
Current portion of royalty interest obligation	1,575	1,599
Current portion of deferred revenue	2,267	2,346
Current portion of long-term debt	3,182
Total current liabilities	16,322	14,417
Related party debt, including accrued interest	49,795	22,173
Long-term debt	21,869
Royalty interest obligation, excluding current portion	2,996	3,647
Deferred revenue, excluding current portion	18,138	20,387
Contingent purchase liability	2,042	2,042
Deferred rent	1,331	1,177
Other long-term liabilities	2,452	3,060
Total liabilities	114,945	66,903
Commitments and contingencies
Stockholders' deficit:
Preferred stock, par value $0.001, 88,000,000 shares authorized, 6,322,640 issued and outstanding at December 31, 2010 and 2009 (liquidation preference of $85,000,000)	6	6
Common stock, par value $0.001, 120,000,000 shares authorized, 575,095 shares issued and 574,030 shares outstanding at December 31, 2010; 573,920 shares issued and outstanding at December 31, 2009	1	1
Additional paid-in capital	88,523	86,806
Accumulated deficit	(136,911)	(109,762)
Total stockholders' deficit excluding treasury stock	(48,381)	(22,949)
Less: treasury stock, 1,065 shares at cost	(2)
Total stockholders' equity (deficit)	(48,383)	(22,949)
Total liabilities and stockholders' equity (deficit)	$ 66,562	$ 43,954